Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued expenses	$ 44,957	$ 48,866
Allowance for credit losses and contractual allowances	22,546	23,986
Net operating losses	18,796	18,846
Share-based compensation	15,799	4,628
IRC 163(j) interest	96,961	84,696
Operating lease liability	62,587	66,769
Other	21,325	18,238
Deferred tax assets	282,971	266,029
Valuation allowances	(8,968)	(9,866)
Deferred tax assets, net	274,003	256,163
Deferred tax liabilities:
Operating lease right-of-use asset	(60,587)	(65,391)
Property and equipment	(6,575)	(14,084)
Goodwill and other intangible assets	(190,272)	(178,570)
Insurance recovery	(8,677)	(15,048)
Interest rate swaps	(2,604)	(6,101)
Deferred tax liabilities	(268,715)	(279,194)
Deferred income taxes, net	$ 5,288
Deferred tax liabilities		$ (23,031)